IFRS 7 - Disclosure - Credit Risk - Summary of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Credit Risk [line items]
Past due loans	$ 2,528	$ 2,257
Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,249	1,239
Personal [member]
Credit Risk [line items]
Past due loans	240	251
Credit card [member]
Credit Risk [line items]
Past due loans	487	440
Business and government [member]
Credit Risk [line items]
Past due loans	552	$ 327
Later than one months and not later than three months [member]
Credit Risk [line items]
Past due loans	2,324
Later than one months and not later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,249
Later than one months and not later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	240
Later than one months and not later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	283
Later than one months and not later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	552
Later than three months [member]
Credit Risk [line items]
Past due loans	204
Later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	$ 204